Property, Plant and Equipment, Goodwill and Intangibles Assets, Asset Retirement Obligations and Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 123	$ 132
Provisions	9	24
Payments	(29)	(28)
Changes in estimates	(2)	(6)
Accretion expense	3	4
Effects of exchange rate changes	2	(3)
Ending Balance	106	123
Goodwill [Abstract]
Goodwill	$ 591	$ 585	$ 595